Revenues from Contracts with Customers	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Revenues from Contracts with Customers
6	Revenues from Contracts with Customers

6.1	Disaggregated Revenue Information
Set out below is the disaggregation of the Group’s revenues from contracts with customers:

	Years ended December 31,
(in millions)	2022	2021	2020
Commercial revenues	€17,194.6	€18,874.0	€303.5
COVID-19 vaccine revenues	17,145.2	18,806.8	270.5
Sales to collaboration partners 1)	1,224.3	970.9	61.4
Direct product sales to customers	3,184.7	3,007.2	20.6
Share of collaboration partners’ gross profit and sales milestones	12,736.2	14,828.7	188.5
Other sales	49.4	67.2	33.0
Research & development revenues from collaborations	116.0	102.7	178.8

Total	€ 17,310.6	€ 18,976.7	€ 482.3

1)	Represents sales to our collaboration partners of products manufactured by us and reflects manufacturing costs and variances to the extent identified.
During the year ended December 31, 2022, revenues recognized from Pfizer Inc., or Pfizer (€13,795.8 million) and the German Federal Ministry of Health (€3,020.5 million), each account for more than 10% of total revenues. During the year ended December 31, 2021, revenues recognized from Pfizer (€15,500.0 million) and the German Federal Ministry of Health (€1,945.6 million) account for more than 10% of total revenues. During the year ended December 31, 2020, revenues recognized from Genentech (€49.2 million) and Pfizer (€371.5 million), accounted for more than 10% of total revenues. During the year ended December 31, 2022, based on the geographic region in which our customers and collaboration partners are located we mainly recognized revenues in the United States (€12,709.7 million) and Germany (€3,031.0 million). During the year ended December 31, 2021, the main geographic regions were United States (€14,636.5 million), Germany (€2,241.9 million) and Belgium (€675.0 million). During the year ended December 31, 2020, the main geographic regions were United States (€381.9 million) and Belgium (€56.2 million).
Commercial Revenues
During the year ended December 31, 2022, commercial revenues were recognized from the supply and sales of our
COVID-19
vaccine worldwide. We are the marketing authorization holder in the United States, the European Union, the United Kingdom, Canada and other countries, and holder of emergency use authorizations or equivalents in the United States (jointly with Pfizer) and other countries, submissions to pursue regulatory approvals in those countries where emergency use authorizations or equivalent were initially granted are ongoing. Pfizer has marketing and distribution rights worldwide with the exception of China, Germany and Turkey. Shanghai Fosun Pharmaceutical (Group) Co., Ltd, or Fosun Pharma has marketing and distribution rights in China, Hong Kong special administrative region, or SAR, Macau SAR and the region of Taiwan. The allocation of marketing and distribution rights defines territories in which the collaboration partners act as a principal.
Sales to Collaboration Partners
Sales to collaboration partners represent sales of products manufactured by us to collaboration partners. Whenever responsibilities in the manufacturing and supply process of the
COVID-19
vaccine shift and the
COVID-19
vaccine is transferred, the vaccine is sold from one partner to the other. Under the collaboration with Pfizer, from time to time, those sales are significantly influenced by amounts due to write-offs of inventories as well as costs related to production capacities derived from contracts with Contract Manufacturing Organizations (CMOs) that became redundant. Those costs represent accrued manufacturing variances and are charged to our partner once finally materialized. These manufacturing variances are reflected as transfer price adjustment once identified and assessed highly probable. Sales to collaboration partners during the years ended December 31, 2022, 2021 and 2020, amounted to €
1,224.3 million, €970.9 million and €61.4
 million, respectively. During the years ended December 31, 2022, and 2021 those sales included €
850.0 million and €31.0 million, respectively, related to the aforementioned manufacturing variances. (Nil with respect to sales during the year ended December 31, 2020).

Direct Product Sales to Customers
By supplying our territories during the years ended December 31, 2022, 2021 and 2020, we recognized €3,184.7 million, €3,007.2 million and €20.6 million of revenues, respectively, from direct
COVID-19
vaccine sales in Germany and Turkey. The share of gross profit that we owe our collaboration partner Pfizer based on our sales is recognized as cost of sales.
Share of Collaboration Partners’ Gross Profit and Sales Milestones
Based on
COVID-19
vaccine sales in the collaboration partners’ territories, we are eligible to receive a share of their gross profit, which represents a net figure and is recognized as collaboration revenue during the commercial phase, together with sales milestones that are recorded once the underlying thresholds are met. When determining the gross profit, manufacturing cost variances either reflected as transfer price adjustment as described above, or resulting from costs highly probable to be incurred by the partner were considered. During the year ended December 31, 2022, €12,736.2 million gross profit share has been recognized as revenues. During the year ended December 31, 2021 €14,352.1 million gross profit share and €476.6 million of sales milestones have been recognized as revenues. During the year ended December 31, 2020, we recognized €188.5 million gross profit share has been recognized as revenues.
Research and Development Revenues from Collaborations
During the year ended December 31, 2022, research and development revenues were mainly derived from our collaborations with Pfizer, Genentech Inc., or Genentech, and Sanofi S.A, or Sanofi. This includes revenues derived from our new research, development and commercialization collaboration with Pfizer to develop a potential first mRNA-based vaccine for the prevention of shingles (herpes zoster virus, or HZV) which we entered during the year ended December 31, 2022.
During the year ended December 31, 2021, research and development revenues were mainly derived from our collaborations with Genentech and Pfizer.
During the year ended December 31, 2020, research and development revenues were mainly derived from our collaborations with Pfizer and Genentech.
The revenues from contracts with customers disclosed above were recognized as follows:

	Years ended December 31,
(in millions)	2022	2021	2020
Timing of revenue recognition
Goods and services transferred at a point in time	€4,447.2	€4,034.3	€108.8
Goods and services transferred over time	127.2	113.7	185.0
Revenue recognition applying the sales-based or usage-based royalty recognition constraint model (1)	12,736.2	14,828.7	188.5

Total	€17,310.6	€18,976.7	€482.3

(1)	Represents sales based on the share of the collaboration partners’ gross profit and sales milestones.

6.2	Contract Balances

(in millions)	December 31, 2022	December 31, 2021
Trade and other receivables	€7,145.6	€12,381.7
Contract liabilities	125.5	195.1
Refund liabilities	24.4	90.0

Trade and other receivables significantly decreased from €12,381.7 million to €7,145.6 million and predominantly comprise trade receivables from our
COVID-19
collaboration with Pfizer as well as our direct product sales to customers in our territory. The contractual settlement of the gross profit share has a temporal offset of more than one calendar quarter. As Pfizer’s fiscal quarter for subsidiaries outside the United States differs from ours, it creates an additional time lag between the recognition of revenues and the payment receipt. Consequently, as of December 31, 2022, our trade receivables included, in addition to the profit share for the fourth quarter of 2022, trade receivables which related to the gross profit share for the third quarter of 2022. The payment settling our gross profit share for the third quarter of 2022 (as defined by the contract) in the amount of €1,816.5 million was received from our collaboration partner subsequent to the end of the reporting period as of January 12, 2023.
Contract liabilities mainly include upfront fees received from our major collaboration and license agreements as well as advance payments received for future
COVID-19
vaccine sales and other sales. The contract liabilities from collaboration and commercial supply agreements as of December 31, 2022, comprise €65.7 million remaining upfront fees from collaboration agreements, and €56.3 million of advance payments for future
COVID-19
vaccine sales (as of December 31, 2021: €61.9 million of remaining upfront fees from collaborations as well as €131.9 million of advance payments for future
COVID-19
vaccine sales).
During the year ended December 31, 2022, the contract liabilities changed as revenues were recognized from contract liabilities outstanding at the beginning of the year by progressing our research and development collaboration agreements as well as partially reclassified into refund liabilities (during the year ended December 31, 2021: decrease in contract liabilities by fulfilling commercial performance obligations and progressing our research and development collaboration agreements).
The refund liabilities relate to our collaboration partner and represent consideration which has been received but which will need to be refunded to the collaboration partner.
Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,
(in millions)	2022	2021	2020
Amounts included in contract liabilities at the beginning of the year	€63.1	€73.7	€58.9

6.3	Performance Obligations
The contract liabilities allocated to the remaining performance obligations from collaboration or commercial supply agreements (unsatisfied or partially unsatisfied) as of year-end
are as follows:

(in millions)	December 31, 2022	December 31, 2021
Within one year	€77.1	€186.1
More than one year	48.4	9.0

Total	€125.5	€195.1